TABLE OF CONTENTS

                                                                            Page

     WRL SERIES ANNUITY ACCOUNT

       Report of Independent Accountants ..............................      1

       Statement of Assets and Liabilities ............................      3

       Statement of Operations ........................................      9

       Statement of Changes in Net Assets .............................      12

       Financial Highlights ...........................................      18

       Notes to the Financial Statements ..............................      30

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life
Assurance Co. of Ohio and Contract Owners of the
WRL Series Annuity Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Variable Annuity, WRL Freedom Attainer, WRL Freedom Bellwether, WRL Freedom Conqueror and WRL Freedom Wealth Creator Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 29, 1999

                           WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

------------------------------------------------------------------------------------------------------------

                                                                  MONEY
                                                                  MARKET          BOND           GROWTH
                                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                              -------------    -----------    -------------
ASSETS:
      Investment in WRL Series Fund, Inc.:
            Shares ......................................         143,019          12,371          27,417
                                                               ==========      ==========      ==========
            Cost ........................................      $  143,019      $  141,968      $  936,730
                                                               ==========      ==========      ==========
     Investment, at net asset value .....................      $  143,019      $  143,431      $1,643,367
     Transfers receivable from depositor ................               0               0               0
                                                               ----------      ----------      ----------
           Total assets .................................         143,019         143,431       1,643,367
                                                               ----------      ----------      ----------

LIABILITIES:
     Accrued expenses ...................................               0               0               0
     Transfers payable to depositor .....................             240             754             117
                                                               ----------      ----------      ----------
           Total liabilities ............................             240             754             117
                                                               ----------      ----------      ----------
           Net assets ...................................      $  142,779      $  142,677      $1,643,250
                                                               ==========      ==========      ==========

NET ASSETS CONSISTS OF:
     Contract Owners' equity:
          Class A .......................................      $   48,797      $   50,893      $  817,014
          Class B .......................................          93,982          91,784         826,236
     Depositor's equity:
          Class A .......................................               0               0               0
          Class B .......................................               0               0               0
                                                               ----------      ----------      ----------
               Net assets applicable to units outstanding      $  142,779      $  142,677      $1,643,250
                                                               ==========      ==========      ==========

     Contract Owners' units:
          Class A .......................................           3,396           2,415          13,063
          Class B .......................................           7,839           6,351          27,435
     Depositor's units:
          Class A .......................................               0               0               0
          Class B .......................................               0               0               0
                                                               ----------      ----------      ----------
               Units outstanding ........................          11,235           8,766          40,498
                                                               ==========      ==========      ==========


          Accumulation unit value - Class A .............      $    14.37      $    21.08      $    62.54
                                                               ==========      ==========      ==========

          Accumulation unit value - Class B .............      $    11.99      $    14.45      $    30.12
                                                               ==========      ==========      ==========


   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

------------------------------------------------------------------------------------------------------

                                                                             STRATEGIC     EMERGING
                                                               GLOBAL      TOTAL RETURN     GROWTH
                                                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                             -----------    -----------   -----------
ASSETS:
      Investment in WRL Series Fund, Inc.:
            Shares ......................................        34,670        29,841        21,627
                                                               ========      ========      ========
            Cost ........................................      $649,971      $409,291      $410,871
                                                               ========      ========      ========
     Investment, at net asset value .....................      $821,980      $489,540      $582,292
     Transfers receivable from depositor ................           890             0           967
                                                               --------      --------      --------
           Total assets .................................       822,870       489,540       583,259
                                                               --------      --------      --------

LIABILITIES:
     Accrued expenses ...................................             0             0             0
     Transfers payable to depositor .....................             0            29             0
                                                               --------      --------      --------
           Total liabilities ............................             0            29             0
                                                               --------      --------      --------
           Net assets ...................................      $822,870      $489,511      $583,259
                                                               ========      ========      ========

NET ASSETS CONSISTS OF:
     Contract Owners' equity:
          Class A .......................................      $298,285      $160,783      $201,838
          Class B .......................................       524,585       328,728       381,421
     Depositor's equity:
          Class A .......................................             0             0             0
          Class B .......................................             0             0             0
                                                               --------      --------      --------
               Net assets applicable to units outstanding      $822,870      $489,511      $583,259
                                                               ========      ========      ========

     Contract Owners' units:
          Class A .......................................         9,640         7,983         6,443
          Class B .......................................        17,105        16,462        12,279
     Depositor's units:
          Class A .......................................             0             0             0
          Class B .......................................             0             0             0
                                                               --------      --------      --------
               Units outstanding ........................        26,745        24,445        18,722
                                                               ========      ========      ========


          Accumulation unit value - Class A .............      $  30.94      $  20.14      $  31.33
                                                               ========      ========      ========

          Accumulation unit value - Class B .............      $  30.67      $  19.97      $  31.06
                                                               ========      ========      ========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

------------------------------------------------------------------------------------------------------

                                                              AGGRESSIVE                   GROWTH &
                                                                GROWTH       BALANCED       INCOME
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                              -----------   -----------   -----------
ASSETS:
      Investment in WRL Series Fund, Inc.:
            Shares ......................................        17,282         6,282         5,661
                                                               ========      ========      ========
            Cost ........................................      $281,400      $ 73,205      $ 70,109
                                                               ========      ========      ========
     Investment, at net asset value .....................      $387,788      $ 78,793      $ 69,506
     Transfers receivable from depositor ................           461             0             0
                                                               --------      --------      --------
           Total assets .................................       388,249        78,793        69,506
                                                               --------      --------      --------

LIABILITIES:
     Accrued expenses ...................................             0             0             0
     Transfers payable to depositor .....................             0            45           856
                                                               --------      --------      --------
           Total liabilities ............................             0            45           856
                                                               --------      --------      --------
           Net assets ...................................      $388,249      $ 78,748      $ 68,650
                                                               ========      ========      ========

NET ASSETS CONSISTS OF:
     Contract Owners' equity:
          Class A .......................................      $106,742      $ 19,730      $ 16,502
          Class B .......................................       281,507        59,018        52,148
     Depositor's equity:
          Class A .......................................             0             0             0
          Class B .......................................             0             0             0
                                                               --------      --------      --------
               Net assets applicable to units outstanding      $388,249      $ 78,748      $ 68,650
                                                               ========      ========      ========

     Contract Owners' units:
          Class A .......................................         4,069         1,336         1,021
          Class B .......................................        10,807         4,024         3,248
     Depositor's units:
          Class A .......................................             0             0             0
          Class B .......................................             0             0             0
                                                               --------      --------      --------
               Units outstanding ........................        14,876         5,360         4,269
                                                               ========      ========      ========


          Accumulation unit value - Class A .............      $  26.23      $  14.77      $  16.17
                                                               ========      ========      ========

          Accumulation unit value - Class B .............      $  26.05      $  14.67      $  16.06
                                                               ========      ========      ========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

------------------------------------------------------------------------------------------------------

                                                             TACTICAL ASSET  C.A.S.E.
                                                              ALLOCATION      GROWTH     GLOBAL SECTOR
                                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                              -----------   -----------   -----------
ASSETS:
      Investment in WRL Series Fund, Inc.:
            Shares ......................................        24,217         3,976         1,045
                                                               ========      ========      ========
            Cost ........................................      $314,319      $ 56,032      $ 11,468
                                                               ========      ========      ========
     Investment, at net asset value .....................      $323,329      $ 51,653      $ 11,552
     Transfers receivable from depositor ................             0            88            12
                                                               --------      --------      --------
           Total assets .................................       323,329        51,741        11,564
                                                               --------      --------      --------

LIABILITIES:
     Accrued expenses ...................................             0             0             0
     Transfers payable to depositor .....................             5             0             0
                                                               --------      --------      --------
           Total liabilities ............................             5             0             0
                                                               --------      --------      --------
           Net assets ...................................      $323,324      $ 51,741      $ 11,564
                                                               ========      ========      ========

NET ASSETS CONSISTS OF:
     Contract Owners' equity:
          Class A .......................................      $ 85,428      $ 14,161      $  1,433
          Class B .......................................       237,896        37,580        10,131
     Depositor's equity:
          Class A .......................................             0             0             0
          Class B .......................................             0             0             0
                                                               --------      --------      --------
               Net assets applicable to units outstanding      $323,324      $ 51,741      $ 11,564
                                                               ========      ========      ========

     Contract Owners' units:
          Class A .......................................         5,174           887           123
          Class B .......................................        14,496         3,043           873
     Depositor's units:
          Class A .......................................             0             0             0
          Class B .......................................             0             0             0
                                                               --------      --------      --------
               Units outstanding ........................        19,670         3,930           996
                                                               ========      ========      ========


          Accumulation unit value - Class A .............      $  16.51      $  15.96      $  11.66
                                                               ========      ========      ========

          Accumulation unit value - Class B .............      $  16.41      $  12.35      $  11.61
                                                               ========      ========      ========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

------------------------------------------------------------------------------------------------------------

                                                                              INTERNATIONAL        U.S.
                                                               VALUE EQUITY      EQUITY           EQUITY
                                                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                               -----------     -----------      -----------
ASSETS:
      Investment in WRL Series Fund, Inc.:
            Shares ......................................          10,818           2,176           6,700
                                                                 ========        ========        ========
            Cost ........................................        $143,906        $ 25,592        $ 88,930
                                                                 ========        ========        ========
     Investment, at net asset value .....................        $131,063        $ 26,267        $ 96,618
     Transfers receivable from depositor ................               0               0             257
                                                                 --------        --------        --------
           Total assets .................................         131,063          26,267          96,875
                                                                 --------        --------        --------

LIABILITIES:
     Accrued expenses ...................................               0               0               0
     Transfers payable to depositor .....................             206             108               0
                                                                 --------        --------        --------
           Total liabilities ............................             206             108               0
                                                                 --------        --------        --------
           Net assets ...................................        $130,857        $ 26,159        $ 96,875
                                                                 ========        ========        ========

NET ASSETS CONSISTS OF:
     Contract Owners' equity:
          Class A .......................................        $ 38,640        $  6,783        $ 23,419
          Class B .......................................          92,217          19,376          73,456
     Depositor's equity:
          Class A .......................................               0               0               0
          Class B .......................................               0               0               0
                                                                 --------        --------        --------
               Net assets applicable to units outstanding        $130,857        $ 26,159        $ 96,875
                                                                 ========        ========        ========

     Contract Owners' units:
          Class A .......................................           2,964             573           1,538
          Class B .......................................           7,103           1,642           4,840
     Depositor's units:
          Class A .......................................               0               0               0
          Class B .......................................               0               0               0
                                                                 --------        --------        --------
               Units outstanding ........................          10,067           2,215           6,378
                                                                 ========        ========        ========


          Accumulation unit value - Class A .............        $  13.04        $  11.83        $  15.22
                                                                 ========        ========        ========

          Accumulation unit value - Class B .............        $  12.98        $  11.80        $  15.18
                                                                 ========        ========        ========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

--------------------------------------------------------------------------------------------

                                                              THIRD AVENUE     REAL ESTATE
                                                                 VALUE         SECURITIES
                                                              SUB-ACCOUNT      SUB-ACCOUNT
                                                              ------------     -----------
ASSETS:
      Investment in WRL Series Fund, Inc.:
            Shares ......................................          1,651            201
                                                                 =======        =======
            Cost ........................................        $15,959        $ 1,774
                                                                 =======        =======
     Investment, at net asset value .....................        $15,335        $ 1,706
     Transfers receivable from depositor ................              5            189
                                                                 -------        -------
           Total assets .................................         15,340          1,895
                                                                 -------        -------

LIABILITIES:
     Accrued expenses ...................................              0              0
     Transfers payable to depositor .....................              0              0
                                                                 -------        -------
           Total liabilities ............................              0              0
                                                                 -------        -------
           Net assets ...................................        $15,340        $ 1,895
                                                                 =======        =======

NET ASSETS CONSISTS OF:
     Contract Owners' equity:
          Class A .......................................        $ 5,783        $   318
          Class B .......................................          9,281          1,071
     Depositor's equity:
          Class A .......................................            138            253
          Class B .......................................            138            253
                                                                 -------        -------
               Net assets applicable to units outstanding        $15,340        $ 1,895
                                                                 =======        =======

     Contract Owners' units:
          Class A .......................................            629             38
          Class B .......................................          1,010            127
     Depositor's units:
          Class A .......................................             15             30
          Class B .......................................             15             30
                                                                 -------        -------
               Units outstanding ........................          1,669            225
                                                                 =======        =======


          Accumulation unit value - Class A .............        $  9.20        $  8.44
                                                                 =======        =======

          Accumulation unit value - Class B .............        $  9.19        $  8.43
                                                                 =======        =======

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                             STATEMENT OF OPERATIONS
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                       MONEY
                                                                                       MARKET             BOND            GROWTH
                                                                                     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                                                     -----------      -----------       -----------
INVESTMENT INCOME:
     Dividend income .........................................................        $   7,098        $   6,877        $   2,436
     Capital gain distributions ..............................................                0                0           10,814
                                                                                      ---------        ---------        ---------
                Total investment income ......................................            7,098            6,877           13,250
                                                                                      ---------        ---------        ---------

EXPENSES:
     Mortality and expense risk:
          Class A ............................................................              652              587            8,232
          Class B ............................................................            1,204            1,077            8,089
                                                                                      ---------        ---------        ---------
               Total expenses ................................................            1,856            1,664           16,321
                                                                                      ---------        ---------        ---------

    Net investment income (loss) .............................................            5,242            5,213           (3,071)
                                                                                      ---------        ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions ...................                0            2,980           84,538
     Change in unrealized appreciation (depreciation) ........................                0              772          534,463
                                                                                      ---------        ---------        ---------

     Net gain (loss) on investment securities ................................                0            3,752          619,001
                                                                                      ---------        ---------        ---------

               Net increase (decrease) in net assets resulting from operations        $   5,242        $   8,965        $ 615,930
                                                                                      =========        =========        =========

                                                                                                     STRATEGIC         EMERGING
                                                                                       GLOBAL       TOTAL RETURN        GROWTH
                                                                                     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                                                                     -----------    -----------       -----------
INVESTMENT INCOME:
     Dividend income .........................................................        $  4,368        $ 11,176        $      0
     Capital gain distributions ..............................................          28,573           9,413          19,371
                                                                                      --------        --------        --------
                Total investment income ......................................          32,941          20,589          19,371
                                                                                      --------        --------        --------

EXPENSES:
     Mortality and expense risk:
          Class A ............................................................           3,594           2,046           2,147
          Class B ............................................................           6,370           4,258           4,191
                                                                                      --------        --------        --------
               Total expenses ................................................           9,964           6,304           6,338
                                                                                      --------        --------        --------

    Net investment income (loss) .............................................          22,977          14,285          13,033
                                                                                      --------        --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions ...................          41,579          12,532          34,463
     Change in unrealized appreciation (depreciation) ........................         112,012           9,475         100,637
                                                                                      --------        --------        --------

     Net gain (loss) on investment securities ................................         153,591          22,007         135,100
                                                                                      --------        --------        --------

               Net increase (decrease) in net assets resulting from operations        $176,568        $ 36,292        $148,133
                                                                                      ========        ========        ========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                             STATEMENT OF OPERATIONS
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     AGGRESSIVE                       GROWTH &
                                                                                       GROWTH         BALANCED         INCOME
                                                                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                                     -----------     -----------     -----------
INVESTMENT INCOME:
     Dividend income .........................................................        $    810        $  1,738        $  2,946
     Capital gain distributions ..............................................          19,054              76             518
                                                                                      --------        --------        --------
                Total investment income ......................................          19,864           1,814           3,464
                                                                                      --------        --------        --------

EXPENSES:
     Mortality and expense risk:
          Class A ............................................................           1,054             236             204
          Class B ............................................................           2,857             730             643
                                                                                      --------        --------        --------
               Total expenses ................................................           3,911             966             847
                                                                                      --------        --------        --------

    Net investment income (loss) .............................................          15,953             848           2,617
                                                                                      --------        --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions ...................          11,096           2,432           1,695
     Change in unrealized appreciation (depreciation) ........................          87,922             550          (3,096)
                                                                                      --------        --------        --------

     Net gain (loss) on investment securities ................................          99,018           2,982          (1,401)
                                                                                      --------        --------        --------

               Net increase (decrease) in net assets resulting from operations        $114,971        $  3,830        $  1,216
                                                                                      ========        ========        ========

                                                                                   TACTICAL ASSET       C.A.S.E.
                                                                                     ALLOCATION          GROWTH        GLOBAL SECTOR
                                                                                     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                                                     -----------       -----------      -----------
INVESTMENT INCOME:
     Dividend income .........................................................        $  9,083         $  4,661         $    202
     Capital gain distributions ..............................................          21,777              321              138
                                                                                      --------         --------         --------
                Total investment income ......................................          30,860            4,982              340
                                                                                      --------         --------         --------
EXPENSES:
     Mortality and expense risk:
          Class A ............................................................           1,035              187               26
          Class B ............................................................           3,064              492              143
               Total expenses ................................................           4,099              679              169
                                                                                      --------         --------         --------

    Net investment income (loss) .............................................          26,761            4,303              171
                                                                                      --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions ...................           4,988             (437)             208
     Change in unrealized appreciation (depreciation) ........................         (12,543)          (3,543)             557
                                                                                      --------         --------         --------

     Net gain (loss) on investment securities ................................          (7,555)          (3,980)             765
                                                                                      --------         --------         --------

               Net increase (decrease) in net assets resulting from operations        $ 19,206         $    323         $    936
                                                                                      ========         ========         ========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                             STATEMENT OF OPERATIONS
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    INTERNATIONAL
                                                                                    VALUE EQUITY       EQUITY          U.S. EQUITY
                                                                                     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                                                     -----------     -----------       -----------
INVESTMENT INCOME:
     Dividend income .........................................................        $  2,672         $     20         $  2,868
     Capital gain distributions ..............................................           9,420                0              664
                                                                                      --------         --------         --------
                Total investment income ......................................          12,092               20            3,532
                                                                                      --------         --------         --------

EXPENSES:
     Mortality and expense risk:
          Class A ............................................................             604               88              209
          Class B ............................................................           1,461              231              625
                                                                                      --------         --------         --------
               Total expenses ................................................           2,065              319              834
                                                                                      --------         --------         --------

    Net investment income (loss) .............................................          10,027             (299)           2,698
                                                                                      --------         --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions ...................           7,300              892            3,078
     Change in unrealized appreciation (depreciation) ........................         (29,640)           1,160            7,647
                                                                                      --------         --------         --------

     Net gain (loss) on investment securities ................................         (22,340)           2,052           10,725
                                                                                      --------         --------         --------

               Net increase (decrease) in net assets resulting from operations        $(12,313)        $  1,753         $ 13,423
                                                                                      ========         ========         ========


                                                                                   THIRD AVENUE       REAL ESTATE
                                                                                       VALUE          SECURITIES
                                                                                   SUB-ACCOUNT (a)  SUB-ACCOUNT (b)
                                                                                   ---------------  ---------------
INVESTMENT INCOME:
     Dividend income .........................................................        $    42         $     0
     Capital gain distributions ..............................................              0               0
                                                                                      -------         -------
                Total investment income ......................................             42               0
                                                                                      -------         -------

EXPENSES:
     Mortality and expense risk:
          Class A ............................................................             58               3
          Class B ............................................................            102               7
                                                                                      -------         -------
               Total expenses ................................................            160              10
                                                                                      -------         -------

    Net investment income (loss) .............................................           (118)            (10)
                                                                                      -------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions ...................           (367)            (97)
     Change in unrealized appreciation (depreciation) ........................           (624)            (68)
                                                                                      -------         -------

     Net gain (loss) on investment securities ................................           (991)           (165)
                                                                                      -------         -------

               Net increase (decrease) in net assets resulting from operations        $(1,109)        $  (175)
                                                                                      =======         =======


(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                           MONEY MARKET                   BOND                    GROWTH
                                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                                           DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                                    ------------------------   ------------------------   -------------------------
                                                        1998         1997           1998        1997           1998          1997
                                                    -----------   ----------   -----------   ----------   -----------   -----------
OPERATIONS:
     Net investment income (loss) ................  $     5,242   $    4,323   $     5,213   $    3,787   $    (3,071)  $    95,008
     Net gain (loss) on investment securities ....            0            0         3,752        2,297       619,001        44,193
                                                    -----------   ----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets
          resulting from operations ..............        5,242        4,323         8,965        6,084       615,930       139,201
                                                    -----------   ----------   -----------   ----------   -----------   -----------

CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred) ......       89,466       24,672        39,699       34,812       176,685       100,049
                                                    -----------   ----------   -----------   ----------   -----------   -----------

     Less cost of units redeemed:
          Administrative charges .................           67           56            74           60           924           824
          Policy loans ...........................           10           44             9           29           276           291
          Surrender benefits .....................       51,046       35,358        15,360       12,801       145,324       122,338
          Death benefits .........................        2,489        1,410         1,002        1,119         6,422         6,036
                                                    -----------   ----------   -----------   ----------   -----------   -----------
                                                         53,612       36,868        16,445       14,009       152,946       129,489
                                                    -----------   ----------   -----------   ----------   -----------   -----------

          Increase (decrease) in net assets
               from capital unit transactions ....       35,854      (12,196)       23,254       20,803        23,739       (29,440)
                                                    -----------   ----------   -----------   ----------   -----------   -----------

          Net increase (decrease) in net assets ..       41,096       (7,873)       32,219       26,887       639,669       109,761
     Depositor's equity contribution (redemption)             0            0             0            0             0             0

NET ASSETS:
     Beginning of year ...........................      101,683      109,556       110,458       83,571     1,003,581       893,820
                                                    -----------   ----------   -----------   ----------   -----------   -----------

     End of year .................................  $   142,779   $  101,683   $   142,677   $  110,458   $ 1,643,250   $ 1,003,581
                                                    ===========   ==========   ===========   ==========   ===========   ===========

UNIT ACTIVITY:
     Class A:
        Units outstanding - beginning of year ....        2,861        3,849         2,360        2,513        14,842        17,370
        Units issued .............................       12,716       11,575         1,411          863         2,325         2,279
        Units redeemed ...........................      (12,181)     (12,563)       (1,356)      (1,016)       (4,104)       (4,807)
                                                    -----------   ----------   -----------   ----------   -----------   -----------
           Units outstanding - end of year .......        3,396        2,861         2,415        2,360        13,063        14,842
                                                    ===========   ==========   ===========   ==========   ===========   ===========

     Class B:
        Units outstanding - beginning of year ....        5,383        5,254         4,801        3,055        23,273        19,833
        Units issued .............................       42,233       26,457         5,846        3,754        14,632         9,817
        Units redeemed ...........................      (39,777)     (26,328)       (4,296)      (2,008)      (10,470)       (6,377)
                                                    -----------   ----------   -----------   ----------   -----------   -----------
           Units outstanding - end of year .......        7,839        5,383         6,351        4,801        27,435        23,273
                                                    ===========   ==========   ===========   ==========   ===========   ===========

CAPITAL UNIT TRANSACTIONS BY CLASS:
      Class A
          Proceeds from units issued .............  $   179,547   $  156,967   $    29,044   $   16,414   $   115,049   $    83,258
          Cost of units redeemed .................     (172,316)    (170,491)      (27,598)     (18,763)     (196,117)     (173,750)
                                                    -----------   ----------   -----------   ----------   -----------   -----------
               Increase (decrease) in net assets
                    from capital unit transactions  $     7,231   $  (13,524)  $     1,446   $   (2,349)  $   (81,068)  $   (90,492)
                                                    ===========   ==========   ===========   ==========   ===========   ===========

      Class B
          Proceeds from units issued .............  $   498,610   $  300,223   $    82,089   $   49,003   $   349,932   $   172,646
          Cost of units redeemed .................     (469,987)    (298,895)      (60,281)     (25,851)     (245,125)     (111,594)
                                                    -----------   ----------   -----------   ----------   -----------   -----------
               Increase (decrease) in net assets
                    from capital unit transactions  $    28,623   $    1,328   $    21,808   $   23,152   $   104,807   $    61,052
                                                    ===========   ==========   ===========   ==========   ===========   ===========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    STRATEGIC
                                                             GLOBAL                TOTAL RETURN            EMERGING GROWTH
                                                           SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                                           DECEMBER 31,             DECEMBER 31,              DECEMBER 31,
                                                     ----------------------    ----------------------    ----------------------
                                                        1998         1997         1998        1997          1998        1997
                                                     ---------    ---------    ---------    ---------    ---------    ---------
OPERATIONS:
     Net investment income (loss) ................   $  22,977    $  67,753    $  14,285    $  31,906    $  13,033    $  34,075
     Net gain (loss) on investment securities ....     153,591       16,167       22,007       39,238      135,100       32,074
                                                     ---------    ---------    ---------    ---------    ---------    ---------

     Net increase (decrease) in net assets
          resulting from operations ..............     176,568       83,920       36,292       71,144      148,133       66,149
                                                     ---------    ---------    ---------    ---------    ---------    ---------

CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred) ......      84,146      153,435       53,733       73,224       52,394       65,278
                                                     ---------    ---------    ---------    ---------    ---------    ---------

     Less cost of units redeemed:
          Administrative charges .................         531          415          257          230          370          305
          Policy loans ...........................         169          179           75           78           81          148
          Surrender benefits .....................      67,089       50,878       41,421       31,156       39,571       28,049
          Death benefits .........................       2,884        2,194        2,375        2,384        1,824        1,218
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                                                        70,673       53,666       44,128       33,848       41,846       29,720
                                                     ---------    ---------    ---------    ---------    ---------    ---------

          Increase (decrease) in net assets
               from capital unit transactions ....      13,473       99,769        9,605       39,376       10,548       35,558
                                                     ---------    ---------    ---------    ---------    ---------    ---------

          Net increase (decrease) in net assets ..     190,041      183,689       45,897      110,520      158,681      101,707
     Depositor's equity contribution (redemption)            0            0            0            0            0            0

NET ASSETS:
     Beginning of year ...........................     632,829      449,140      443,614      333,094      424,578      322,871
                                                     ---------    ---------    ---------    ---------    ---------    ---------

     End of year .................................   $ 822,870    $ 632,829    $ 489,511    $ 443,614    $ 583,259    $ 424,578
                                                     =========    =========    =========    =========    =========    =========

UNIT ACTIVITY:
     Class A:
        Units outstanding - beginning of year ....      10,843       10,764        8,831        8,850        7,180        7,440
        Units issued .............................       2,177        3,749        1,416        2,112        1,612        2,547
        Units redeemed ...........................      (3,380)      (3,670)      (2,264)      (2,131)      (2,349)      (2,807)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
           Units outstanding - end of year .......       9,640       10,843        7,983        8,831        6,443        7,180
                                                     =========    =========    =========    =========    =========    =========

     Class B:
        Units outstanding - beginning of year ....      15,530       11,159       15,125       12,771       11,279        9,377
        Units issued .............................       8,478        9,373        5,389        5,551        6,337        6,544
        Units redeemed ...........................      (6,903)      (5,002)      (4,052)      (3,197)      (5,337)      (4,642)
                                                     ---------    ---------    ---------    ---------    ---------    ---------

           Units outstanding - end of year .......      17,105       15,530       16,462       15,125       12,279       11,279
                                                     =========    =========    =========    =========    =========    =========

CAPITAL UNIT TRANSACTIONS BY CLASS:
      Class A
          Proceeds from units issued .............   $  60,997    $  85,424    $  27,037    $  36,001    $  41,764    $  53,282
          Cost of units redeemed .................     (93,858)     (85,013)     (43,014)     (36,499)     (59,104)     (58,078)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
               Increase (decrease) in net assets
                    from capital unit transactions   $ (32,861)   $     411    $ (15,977)   $    (498)   $ (17,340)   $  (4,796)
                                                     =========    =========    =========    =========    =========    =========

      Class B
          Proceeds from units issued .............   $ 236,884    $ 215,509    $ 101,973    $  94,632    $ 162,954    $ 137,690
          Cost of units redeemed .................    (190,550)    (116,151)     (76,391)     (54,758)    (135,066)     (97,336)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
               Increase (decrease) in net assets
                    from capital unit transactions   $  46,334    $  99,358    $  25,582    $  39,874    $  27,888    $  40,354
                                                     =========    =========    =========    =========    =========    =========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                        AGGRESSIVE GROWTH             BALANCED              GROWTH & INCOME
                                                           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                                           DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                                     ----------------------    ----------------------    ----------------------
                                                        1998         1997         1998        1997         1998          1997
                                                     ---------    ---------    ---------    ---------    ---------    ---------
OPERATIONS:
     Net investment income (loss) ................   $  15,953    $  18,672    $     848    $   5,486    $   2,617    $   6,496
     Net gain (loss) on investment securities ....      99,018       19,487        2,982        1,940       (1,401)       1,829
                                                     ---------    ---------    ---------    ---------    ---------    ---------

     Net increase (decrease) in net assets
          resulting from operations ..............     114,971       38,159        3,830        7,426        1,216        8,325
                                                     ---------    ---------    ---------    ---------    ---------    ---------

CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred) ......      61,019       51,596       21,611       16,015       22,549       13,870
                                                     ---------    ---------    ---------    ---------    ---------    ---------

     Less cost of units redeemed:
          Administrative charges .................         253          189           47           35           37           26
          Policy loans ...........................         191           69           34            5           15           14
          Surrender benefits .....................      23,320       16,218        7,504        3,892        5,368        3,255
          Death benefits .........................         922        1,009          334          615          342          622
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                                                        24,686       17,485        7,919        4,547        5,762        3,917
                                                     ---------    ---------    ---------    ---------    ---------    ---------

          Increase (decrease) in net assets
               from capital unit transactions ....      36,333       34,111       13,692       11,468       16,787        9,953
                                                     ---------    ---------    ---------    ---------    ---------    ---------

          Net increase (decrease) in net assets ..     151,304       72,270       17,522       18,894       18,003       18,278
     Depositor's equity contribution (redemption)            0            0            0            0            0            0

NET ASSETS:
     Beginning of year ...........................     236,945      164,675       61,226       42,332       50,647       32,369
                                                     ---------    ---------    ---------    ---------    ---------    ---------

     End of year .................................   $ 388,249    $ 236,945    $  78,748    $  61,226    $  68,650    $  50,647
                                                     =========    =========    =========    =========    =========    =========

UNIT ACTIVITY:
     Class A:
        Units outstanding - beginning of year ....       4,173        4,385        1,239        1,124          885          961
        Units issued .............................       1,588        1,851          652          511          654          478
        Units redeemed ...........................      (1,692)      (2,063)        (555)        (396)        (518)        (554)
                                                     ---------    ---------    ---------    ---------    ---------    ---------

           Units outstanding - end of year .......       4,069        4,173        1,336        1,239        1,021          885
                                                     =========    =========    =========    =========    =========    =========

     Class B:
        Units outstanding - beginning of year ....       9,141        6,954        3,157        2,386        2,316        1,554
        Units issued .............................       6,364        5,495        2,021        1,449        2,664        1,325
        Units redeemed ...........................      (4,698)      (3,308)      (1,154)        (678)      (1,732)        (563)
                                                     ---------    ---------    ---------    ---------    ---------    ---------

           Units outstanding - end of year .......      10,807        9,141        4,024        3,157        3,248        2,316
                                                     =========    =========    =========    =========    =========    =========

CAPITAL UNIT TRANSACTIONS BY CLASS:
      Class A
          Proceeds from units issued .............   $  33,380    $  30,741    $   9,298    $   6,670    $  10,307    $   6,632
          Cost of units redeemed .................     (34,274)     (33,539)      (7,930)      (5,169)      (8,136)      (7,537)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
               Increase (decrease) in net assets
                    from capital unit transactions   $    (894)   $  (2,798)   $   1,368    $   1,501    $   2,171    $    (905)
                                                     =========    =========    =========    =========    =========    =========

      Class B
          Proceeds from units issued .............   $ 134,461    $  91,322    $  28,613    $  18,801    $  41,704    $  18,709
          Cost of units redeemed .................     (97,234)     (54,413)     (16,289)      (8,834)     (27,088)      (7,851)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
               Increase (decrease) in net assets
                    from capital unit transactions   $  37,227    $  36,909    $  12,324    $   9,967    $  14,616    $  10,858
                                                     =========    =========    =========    =========    =========    =========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                        TACTICAL ASSET ALLOCATION      C.A.S.E. GROWTH           GLOBAL SECTOR
                                                               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                                               DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                                        -------------------------  ----------------------    ----------------------
                                                           1998           1997        1998        1997         1998          1997
                                                        ----------    -----------  ---------    ---------    ---------    ---------
OPERATIONS:
     Net investment income (loss) ....................   $  26,761    $  16,973    $   4,303    $   3,913    $     171    $     505
     Net gain (loss) on investment securities ........      (7,555)      15,427       (3,980)        (788)         765         (407)
                                                         ---------    ---------    ---------    ---------    ---------    ---------

     Net increase (decrease) in net assets
          resulting from operations ..................      19,206       32,400          323        3,125          936           98
                                                         ---------    ---------    ---------    ---------    ---------    ---------

CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred) ..........      60,662       71,016        5,436       32,505         (627)       7,365
                                                         ---------    ---------    ---------    ---------    ---------    ---------

     Less cost of units redeemed:
          Administrative charges .....................         145          107           33           15            8            4
          Policy loans ...............................          61           38           17           12            5            1
          Surrender benefits .........................      27,240       17,363        3,062        1,838          799          665
          Death benefits .............................       1,105        1,673          578          222           82           14
                                                         ---------    ---------    ---------    ---------    ---------    ---------
                                                            28,551       19,181        3,690        2,087          894          684
                                                         ---------    ---------    ---------    ---------    ---------    ---------
          Increase (decrease) in net assets
               from capital unit transactions ........      32,111       51,835        1,746       30,418       (1,521)       6,681
                                                         ---------    ---------    ---------    ---------    ---------    ---------

          Net increase (decrease) in net assets             51,317       84,235        2,069       33,543         (585)       6,779
     Depositor's equity contribution (redemption) ....           0            0            0          (25)        (556)           0

NET ASSETS:
     Beginning of year ...............................     272,007      187,772       49,672       16,154       12,705        5,926
                                                         ---------    ---------    ---------    ---------    ---------    ---------

     End of year .....................................   $ 323,324    $ 272,007    $  51,741    $  49,672    $  11,564    $  12,705
                                                         =========    =========    =========    =========    =========    =========

UNIT ACTIVITY:
     Class A:
        Units outstanding - beginning of year ........       5,049        4,640        1,121          260          220          230
        Units issued .................................       1,544        1,856          538        1,162           44          113
        Units redeemed ...............................      (1,419)      (1,447)        (772)        (301)        (141)        (123)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
           Units outstanding - end of year ...........       5,174        5,049          887        1,121          123          220
                                                         =========    =========    =========    =========    =========    =========

     Class B:
        Units outstanding - beginning of year ........      12,633        9,398        2,618        1,164          965          334
        Units issued .................................       5,679        6,245        1,879        2,142          348          878
        Units redeemed ...............................      (3,816)      (3,010)      (1,454)        (688)        (440)        (247)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
           Units outstanding - end of year ...........      14,496       12,633        3,043        2,618          873          965
                                                         =========    =========    =========    =========    =========    =========

CAPITAL UNIT TRANSACTIONS BY CLASS:
      Class A
          Proceeds from units issued .................   $  24,856    $  26,637    $   8,282    $  18,073    $     506    $   1,229
          Cost of units redeemed .....................     (22,698)     (20,740)     (12,019)      (4,706)      (1,579)      (1,348)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
               Increase (decrease) in net assets
                    from capital unit transactions ...   $   2,158    $   5,897    $  (3,737)   $  13,367    $  (1,073)   $    (119)
                                                         =========    =========    =========    =========    =========    =========

      Class B
          Proceeds from units issued .................   $  90,625    $  89,910    $  22,803    $  24,989    $   3,952    $   9,471
          Cost of units redeemed .....................     (60,672)     (43,972)     (17,320)      (7,963)      (4,956)      (2,671)
                                                         ---------    ---------    ---------    ---------    ---------    ---------
               Increase (decrease) in net assets
                    from capital unit transactions ...   $  29,953    $  45,938    $   5,483    $  17,026    $  (1,004)   $   6,800
                                                         =========    =========    =========    =========    =========    =========

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                                 VALUE EQUITY       INTERNATIONAL EQUITY        U.S. EQUITY
                                                                  SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                                  DECEMBER 31,          DECEMBER 31,            DECEMBER 31,
                                                            ---------------------   ---------------------   ---------------------
                                                               1998        1997       1998       1997 (a)     1998       1997 (a)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
OPERATIONS:
     Net investment income (loss) ........................  $  10,027   $     576   $    (299)  $     (55)  $   2,698   $   1,223
     Net gain (loss) on investment securities ............    (22,340)     16,752       2,052        (273)     10,725       1,489
                                                            ---------   ---------   ---------   ---------   ---------   ---------

     Net increase (decrease) in net assets
          resulting from operations ......................    (12,313)     17,328       1,753        (328)     13,423       2,712
                                                            ---------   ---------   ---------   ---------   ---------   ---------

CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred) ..............     11,585      97,065       9,266      17,763      52,247      38,761
                                                            ---------   ---------   ---------   ---------   ---------   ---------

     Less cost of units redeemed:
          Administrative charges .........................         84          41          13           3          25           5
          Policy loans ...................................         64          14          26           5          22           0
          Surrender benefits .............................     14,233       7,470       1,407         504       7,153       2,568
          Death benefits .................................        682         315         207           5         386           1
                                                            ---------   ---------   ---------   ---------   ---------   ---------
                                                               15,063       7,840       1,653         517       7,586       2,574
                                                            ---------   ---------   ---------   ---------   ---------   ---------

          Increase (decrease) in net assets
               from capital unit transactions ............     (3,478)     89,225       7,613      17,246      44,661      36,187
                                                            ---------   ---------   ---------   ---------   ---------   ---------

          Net increase (decrease) in net assets ..........    (15,791)    106,553       9,366      16,918      58,084      38,899
     Depositor's equity contribution (redemption) ........          0        (343)       (725)        600        (408)        300

NET ASSETS:
     Beginning of year ...................................    146,648      40,438      17,518           0      39,199           0
                                                            ---------   ---------   ---------   ---------   ---------   ---------

     End of year .........................................  $ 130,857   $ 146,648   $  26,159   $  17,518   $  96,875   $  39,199
                                                            =========   =========   =========   =========   =========   =========

UNIT ACTIVITY:
     Class A:
        Units outstanding - beginning of year ............      3,562       1,486         601           0         987           0
        Units issued .....................................      2,145       3,436         665         717       1,779       1,742
        Units redeemed ...................................     (2,743)     (1,360)       (693)       (116)     (1,228)       (755)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

           Units outstanding - end of year ...............      2,964       3,562         573         601       1,538         987
                                                            =========   =========   =========   =========   =========   =========

     Class B:
        Units outstanding - beginning of year ............      7,035       2,119       1,051           0       2,141           0
        Units issued .....................................      5,002       7,466       1,776       1,505       5,244       3,215
        Units redeemed ...................................     (4,934)     (2,550)     (1,185)       (454)     (2,545)     (1,074)
                                                            ---------   ---------   ---------   ---------   ---------   ---------

           Units outstanding - end of year ...............      7,103       7,035       1,642       1,051       4,840       2,141
                                                            =========   =========   =========   =========   =========   =========

CAPITAL UNIT TRANSACTIONS BY CLASS:
      Class A
          Proceeds from units issued .....................  $  29,077   $  43,341   $   7,942   $   7,704   $  24,458   $  20,081
          Cost of units redeemed .........................    (36,336)    (17,206)     (8,214)     (1,254)    (17,106)     (8,686)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
               Increase (decrease) in net assets
                    from capital unit transactions          $  (7,259)  $  26,135   $    (272)  $   6,450   $   7,352   $  11,395
                                                            =========   =========   =========   =========   =========   =========

      Class B
          Proceeds from units issued .....................  $  69,109   $  95,515   $  20,738   $  16,298   $  71,783   $  37,740
          Cost of units redeemed .........................    (65,328)    (32,768)    (13,578)     (4,902)    (34,882)    (12,648)
                                                            ---------   ---------   ---------   ---------   ---------   ---------
               Increase (decrease) in net assets
                    from capital unit transactions .......  $   3,781   $  62,747   $   7,160   $  11,396   $  36,901   $  25,092
                                                            =========   =========   =========   =========   =========   =========

(a) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

-----------------------------------------------------------------------------------------------------------------------------------

                                                     THIRD AVENUE   REAL ESTATE
                                                        VALUE       SECURITIES
                                                     SUB-ACCOUNT    SUB-ACCOUNT
                                                     DECEMBER 31,   DECEMBER 31,
                                                     ------------   ------------
                                                       1998 (b)       1998 (c)
                                                     ------------   ------------

OPERATIONS:
     Net investment income (loss) ................     $   (118)     $    (10)
     Net gain (loss) on investment securities ....         (991)         (165)
                                                       --------      --------
     Net increase (decrease) in net assets
          resulting from operations ..............       (1,109)         (175)
                                                       --------      --------

CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred) ......       16,606         1,484
                                                       --------      --------

     Less cost of units redeemed:
          Administrative charges .................            4             0
          Policy loans ...........................            0             0
          Surrender benefits .....................          453            14
          Death benefits .........................            0             0
                                                       --------      --------
                                                            457            14
                                                       --------      --------

          Increase (decrease) in net assets
               from capital unit transactions ....       16,149         1,470
                                                       --------      --------
          Net increase (decrease) in net assets ..       15,040         1,295
     Depositor's equity contribution (redemption)           300           600

NET ASSETS:
     Beginning of year ...........................            0             0
                                                       --------      --------
     End of year .................................     $ 15,340      $  1,895
                                                       ========      ========

UNIT ACTIVITY:
     Class A:
        Units outstanding - beginning of year ....            0             0
        Units issued .............................          992            84
        Units redeemed ...........................         (348)          (16)
                                                       --------      --------
           Units outstanding - end of year .......          644            68
                                                       ========      ========

     Class B:
        Units outstanding - beginning of year ....            0             0
        Units issued .............................        1,702           302
        Units redeemed ...........................         (677)         (145)
                                                       --------      --------
           Units outstanding - end of year .......        1,025           157
                                                       ========      ========

CAPITAL UNIT TRANSACTIONS BY CLASS:
      Class A
          Proceeds from units issued .............     $  9,565      $    784
          Cost of units redeemed .................       (3,245)         (151)
                                                       --------      --------
               Increase (decrease) in net assets
                    from capital unit transactions     $  6,320      $    633
                                                       ========      ========

      Class B
          Proceeds from units issued .............     $ 16,395      $  2,659
          Cost of units redeemed .................       (6,266)       (1,222)
                                                       --------      --------
               Increase (decrease) in net assets
                    from capital unit transactions     $ 10,129      $  1,437
                                                       ========      ========

(b) The inception date of this Sub-Account was January 2, 1998.
(c) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                           MONEY MARKET SUB-ACCOUNT
                                                                                                  DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $   13.82    $   13.29   $   12.80  $   12.29  $    12.03
     Income from operations:
          Net investment income (loss) .................................       0.55         0.53        0.49       0.51        0.26
          Net realized and unrealized gain (loss) on investment ........       0.00         0.00        0.00       0.00        0.00
                                                                          ---------    ---------   ---------  ---------  ----------
               Net income (loss) from operations .......................       0.55         0.53        0.49       0.51        0.26
                                                                          ---------    ---------   ---------  ---------  ----------

Accumulation unit value, end of year ...................................  $   14.37    $   13.82   $   13.29  $   12.80  $    12.29
                                                                          =========    =========   =========  =========  ==========

Total return (a) .......................................................     3.99 %       4.00 %      3.81 %     4.12 %      2.22 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $  48,797    $  39,531   $  51,141  $  41,596   $  55,318
     Ratios of net investment income (loss) to average net assets (b) ..     3.89 %       3.92 %      3.72 %     4.03 %      2.28 %

                                                                                               BOND SUB-ACCOUNT
                                                                                                  DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................   $  19.52   $  18.11   $   18.31   $    15.08   $   16.40
     Income from operations:
          Net investment income (loss) .................................       0.82       0.73        0.77         0.83        0.72
          Net realized and unrealized gain (loss) on investment ........       0.74       0.68       (0.97)        2.40       (2.04)
                                                                          ---------    ---------   ---------  ---------  ----------
               Net income (loss) from operations .......................       1.56       1.41       (0.20)        3.23       (1.32)
                                                                          ---------    ---------   ---------  ---------  ----------

Accumulation unit value, end of year ...................................   $  21.08   $  19.52   $   18.11   $    18.31   $   15.08
                                                                           ========   ========   =========   ==========   =========

Total return (a) .......................................................     7.96 %     7.80 %     (1.10)%      21.46 %     (8.10)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................   $ 50,893   $ 46,082   $  45,516   $   54,109   $  47,193
     Ratios of net investment income (loss) to average net assets (b) ..     4.02 %     3.95 %      4.34 %       4.94 %      4.69 %

                                                                                              GROWTH SUB-ACCOUNT
                                                                                                  DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year ............................. $   38.50   $   33.17   $   28.47   $    19.60   $   21.64
     Income from operations:
          Net investment income (loss) .................................     (0.08)       3.42        1.64         2.35       (0.06)
          Net realized and unrealized gain (loss) on investment ........     24.12        1.91        3.06         6.52       (1.98)
                                                                         ---------   ---------   ---------   ----------   ---------
               Net income (loss) from operations .......................     24.04        5.33        4.70         8.87       (2.04)
                                                                         ---------   ---------   ---------   ----------   ---------

Accumulation unit value, end of year ................................... $   62.54   $   38.50   $   33.17   $    28.47   $   19.60
                                                                         =========   =========   =========   ==========   =========

Total return (a) .......................................................   62.43 %     16.09 %     16.50 %      45.29 %     (9.45)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) .......................... $ 817,014   $ 571,456   $ 576,115   $  532,646   $ 409,881
     Ratios of net investment income (loss) to average net assets (b) ..   (0.18)%      9.36 %      5.22 %       9.81 %     (0.28)%

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               GLOBAL SUB-ACCOUNT
                                                                                                  DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year ............................. $   24.10  $    20.55   $    16.29   $   13.40  $    13.54
     Income from operations:
          Net investment income (loss) .................................      0.83        2.55         1.62        0.42        0.45
          Net realized and unrealized gain (loss) on investment ........      6.01        1.00         2.64        2.47       (0.59)
                                                                         ---------  ----------   ----------   ---------  ----------
               Net income (loss) from operations .......................      6.84        3.55         4.26        2.89       (0.14)
                                                                         ---------  ----------   ----------   ---------  ----------

Accumulation unit value, end of year ................................... $   30.94  $    24.10   $    20.55   $   16.29  $    13.40
                                                                         =========  ==========   ==========   =========  ==========

Total return (a) .......................................................   28.40 %     17.28 %      26.15 %     21.53 %     (0.99)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) .......................... $ 298,285  $  261,317   $  221,185   $ 141,425   $ 144,705
     Ratios of net investment income (loss) to average net assets (b) ..    2.97 %     11.01 %       8.60 %      2.89 %      3.40 %

                                                                                      STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                                  DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $   18.60  $    15.46  $    13.61  $    11.06  $    11.25
     Income from operations:
          Net investment income (loss) .................................       0.56        1.34        0.68        0.59        0.16
          Net realized and unrealized gain (loss) on investment ........       0.98        1.80        1.17        1.96       (0.35)
                                                                          ---------  ----------  ----------  ----------  ----------
               Net income (loss) from operations .......................       1.54        3.14        1.85        2.55       (0.19)
                                                                          ---------  ----------  ----------  ----------  ----------

Accumulation unit value, end of year ...................................  $   20.14  $    18.60  $    15.46  $    13.61  $    11.06
                                                                          =========  ==========  ==========  ==========  ==========

Total return (a) .......................................................     8.28 %     20.34 %     13.57 %     23.11 %     (1.77)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $ 160,783  $  164,259   $ 136,789  $  116,374  $   88,607
     Ratios of net investment income (loss) to average net assets (b) ..     2.95 %      7.83 %      4.75 %      4.74 %      1.43 %

                                                                                          EMERGING GROWTH SUB-ACCOUNT
                                                                                                 DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year ............................. $   23.10  $    19.26  $    16.40  $    11.31    $   12.37
     Income from operations:
          Net investment income (loss) .................................      0.69        1.85        0.63        0.51        (0.13)
          Net realized and unrealized gain (loss) on investment ........      7.54        1.99        2.23        4.58        (0.93)
                                                                         ---------  ----------  ----------  ----------    --------
               Net income (loss) from operations .......................      8.23        3.84        2.86        5.09        (1.06)
                                                                         ---------  ----------  ----------  ----------    --------

Accumulation unit value, end of year ................................... $   31.33  $    23.10  $    19.26  $    16.40    $   11.31
                                                                         =========  ==========  ==========  ==========    =========

Total return (a) .......................................................   35.63 %     19.95 %     17.41 %     44.97 %      (8.51)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) .......................... $ 201,838  $  165,848  $  143,282  $  115,797    $  83,480
     Ratios of net investment income (loss) to average net assets (b) ..    2.69 %      8.73 %      3.42 %      3.68 %      (1.21)%

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                                 DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994(c)
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $    17.86  $    14.56  $    13.35  $     9.79  $  10.00
     Income from operations:
          Net investment income (loss) .................................        1.13        1.42        0.25        0.29     (0.08)
          Net realized and unrealized gain (loss) on investment ........        7.24        1.88        0.96        3.27     (0.13)
                                                                          ----------  ----------  ----------  ----------  --------
               Net income (loss) from operations .......................        8.37        3.30        1.21        3.56     (0.21)
                                                                          ----------  ----------  ----------  ----------  --------

Accumulation unit value, end of year ...................................  $    26.23  $    17.86  $    14.56  $    13.35  $   9.79
                                                                          ==========  ==========  ==========  ==========  ========

Total return (a) .......................................................     46.84 %     22.71 %      9.07 %     36.31 %   (2.08)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $  106,742  $   74,544  $   63,843  $   65,666  $ 18,555
     Ratios of net investment income (loss) to average net assets (b) ..      5.39 %      8.51 %      1.77 %      2.28 %   (1.04)%

                                                                                             BALANCED SUB-ACCOUNT
                                                                                                 DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994(c)
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $   13.99    $   12.09  $    11.06  $     9.35   $  10.00
     Income from operations:
          Net investment income (loss) .................................       0.17         1.32        0.26        0.29       0.21
          Net realized and unrealized gain (loss) on investment ........       0.61         0.58        0.77        1.42      (0.86)
                                                                          ---------    ---------  ----------  ----------   --------
               Net income (loss) from operations .......................       0.78         1.90        1.03        1.71      (0.65)
                                                                          ---------    ---------  ----------  ----------   --------

Accumulation unit value, end of year ...................................  $   14.77    $   13.99  $    12.09  $    11.06   $   9.35
                                                                          =========    =========  ==========  ==========   ========

Total return (a) .......................................................     5.60 %      15.65 %      9.34 %     18.31 %    (6.52)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $  19,730    $  17,324  $   13,598  $   11,343    $ 9,379
     Ratios of net investment income (loss) to average net assets (b) ..     1.19 %      10.01 %      2.29 %      2.85 %     2.63 %

                                                                                        GROWTH & INCOME SUB-ACCOUNT
                                                                                                 DECEMBER 31,
                                                                          ----------------------------------------------------------
                                                                             1998        1997         1996       1995        1994(c)
                                                                          ---------    ---------   ---------  ----------  ----------
CLASS A UNITS:
Accumulation unit value, beginning of year ............................. $   15.89    $   12.91    $   11.71  $     9.46  $  10.00
     Income from operations:
          Net investment income (loss) .................................      0.66         2.06         0.50        0.45      0.32
          Net realized and unrealized gain (loss) on investment ........     (0.38)        0.92         0.70        1.80     (0.86)
                                                                         ---------    ---------    ---------  ----------  --------
               Net income (loss) from operations .......................      0.28         2.98         1.20        2.25     (0.54)
                                                                         ---------    ---------    ---------  ----------  --------

Accumulation unit value, end of year ................................... $   16.17    $   15.89    $   12.91  $    11.71  $   9.46
                                                                         =========    =========    =========  ==========  ========

Total return (a) .......................................................    1.77 %      23.10 %      10.25 %     23.70 %   (5.37)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) .......................... $  16,502    $  14,056    $  12,397  $   11,890  $  5,506
     Ratios of net investment income (loss) to average net assets (b) ..    4.17 %      14.87 %       4.17 %      4.26 %    4.07 %

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                            TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                         DECEMBER 31,
                                                                          -----------------------------------------------
                                                                             1998       1997        1996         1995 (d)
                                                                          ---------- ----------   ---------     ---------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $  15.43   $  13.40     $  11.86      $  10.00
     Income from operations:
          Net investment income (loss) .................................      1.40       1.02         0.46          0.58
          Net realized and unrealized gain (loss) on investment ........     (0.32)      1.01         1.08          1.28
                                                                          --------   --------     --------      --------
               Net income (loss) from operations .......................      1.08       2.03         1.54          1.86
                                                                          --------   --------     --------      --------

Accumulation unit value, end of year ...................................  $  16.51   $  15.43     $  13.40      $  11.86
                                                                          ========   ========     ========      ========

Total return (a) .......................................................    6.98 %    15.14 %      13.00 %       18.61 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $ 85,428   $ 77,923     $ 62,195      $ 34,910
     Ratios of net investment income (loss) to average net assets (b) ..    8.72 %     6.99 %       3.71 %        5.25 %

                                                                             C.A.S.E. GROWTH SUB-ACCOUNT
                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             1998       1997       1996 (e)
                                                                          ---------- ----------  ---------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $  15.77   $  13.88     $  12.87
     Income from operations:
          Net investment income (loss) .................................      1.27       3.15         0.39
          Net realized and unrealized gain (loss) on investment ........     (1.08)     (1.26)        0.62
                                                                          --------   --------     --------
               Net income (loss) from operations .......................      0.19       1.89         1.01
                                                                          --------   --------     --------

Accumulation unit value, end of year ...................................  $  15.96   $  15.77     $  13.88
                                                                          ========   ========     ========

Total return (a) .......................................................    1.20 %    13.60 %       7.84 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $ 14,161   $ 17,677     $  3,612
     Ratios of net investment income (loss) to average net assets (b) ..    8.11 %    20.61 %       4.43 %

                                                                           GLOBAL SECTOR SUB-ACCOUNT
                                                                                  DECEMBER 31,
                                                                       --------------------------------
                                                                          1998       1997       1996 (f)
                                                                       ---------- ----------  ---------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $  10.75   $  10.52     $  10.00
     Income from operations:
          Net investment income (loss) .................................      0.11       0.39        (0.01)
          Net realized and unrealized gain (loss) on investment ........      0.80      (0.16)        0.53
                                                                          --------   --------     --------
               Net income (loss) from operations .......................      0.91       0.23         0.52
                                                                          --------   --------     --------

Accumulation unit value, end of year ...................................  $  11.66   $  10.75     $  10.52
                                                                          ========   ========     ========

Total return (a) .......................................................    8.47 %     2.15 %       5.19 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $  1,433   $  2,361     $  2,417
     Ratios of net investment income (loss) to average net assets (b) ..    0.95 %     3.54 %      (0.09)%

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                             VALUE EQUITY SUB-ACCOUNT
                                                                                    DECEMBER 31,
                                                                         -------------------------------
                                                                            1998       1997     1996 (f)
                                                                         ---------  ---------  ---------
CLASS A UNITS:
Accumulation unit value, beginning of year ............................. $  13.86   $  11.22   $  10.00
     Income from operations:
          Net investment income (loss) .................................     0.89       0.07       0.02
          Net realized and unrealized gain (loss) on investment ........    (1.71)      2.57       1.20
                                                                         --------   --------   --------
               Net income (loss) from operations .......................    (0.82)      2.64       1.22
                                                                         --------   --------   --------

Accumulation unit value, end of year ................................... $  13.04   $  13.86   $  11.22
                                                                         ========   ========   ========

Total return (a) .......................................................  (5.96)%    23.49 %    12.25 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $38,640    $49,376    $16,679
     Ratios of net investment income (loss) to average net assets (b) ..   6.44 %     0.55 %     0.30 %

                                                                          INTERNATIONAL EQUITY
                                                                               SUB-ACCOUNT
                                                                               DECEMBER 31,
                                                                           --------------------
                                                                             1998     1997 (g)
                                                                           ---------  ---------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................    $  10.62   $  10.00
     Income from operations:
          Net investment income (loss) .................................      (0.14)     (0.05)
          Net realized and unrealized gain (loss) on investment ........        1.35       0.67
                                                                            --------   --------
               Net income (loss) from operations .......................        1.21       0.62
                                                                            --------   --------

Accumulation unit value, end of year ...................................    $  11.83   $  10.62
                                                                            ========   ========

Total return (a) .......................................................     11.45 %     6.17 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................    $  6,783   $  6,377
     Ratios of net investment income (loss) to average net assets (b) ..     (1.16)%    (0.52)%

                                                                       U.S. EQUITY SUB-ACCOUNT
                                                                             DECEMBER 31,
                                                                        --------------------
                                                                           1998     1997 (g)
                                                                        ---------  ---------
<S   >
CLASS A UNITS:
Accumulation unit value, beginning of year ............................. $  12.54   $  10.00
     Income from operations:
          Net investment income (loss) .................................     0.54       0.75
          Net realized and unrealized gain (loss) on investment ........     2.14       1.79
                                                                         --------   --------
               Net income (loss) from operations .......................     2.68       2.54
                                                                         --------   --------

Accumulation unit value, end of year ................................... $  15.22   $  12.54
                                                                         ========   ========

Total return (a) .......................................................  21.35 %    25.44 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) .......................... $ 23,419   $ 12,377
     Ratios of net investment income (loss) to average net assets (b) ..   3.90 %     6.37 %

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                       THIRD AVENUE VALUE
                                                                          SUB-ACCOUNT
                                                                          DECEMBER 31,
                                                                            1998 (h)
                                                                           ---------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $   10.00
     Income from operations:
          Net investment income (loss) .................................      (0.08)
          Net realized and unrealized gain (loss) on investment ........      (0.72)
                                                                          ---------
               Net income (loss) from operations .......................      (0.80)
                                                                          ---------

Accumulation unit value, end of year ...................................  $    9.20
                                                                          =========

Total return (a) .......................................................    (7.99)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $   5,921
     Ratios of net investment income (loss) to average net assets (b) ..    (0.89)%


                                                                       REAL ESTATE SECURITIES
                                                                           SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                                             1998(i)
                                                                             -------
CLASS A UNITS:
Accumulation unit value, beginning of year .............................  $   10.00
     Income from operations:
          Net investment income (loss) .................................      (0.07)
          Net realized and unrealized gain (loss) on investment ........      (1.49)
                                                                          ---------
               Net income (loss) from operations .......................      (1.56)
                                                                          ---------

Accumulation unit value, end of year ...................................  $    8.44
                                                                          =========

Total return (a) .......................................................   (15.65)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $     571
     Ratios of net investment income (loss) to average net assets (b) ..    (1.26)%

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                        MONEY MARKET SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$    11.55  $    11.12   $    10.73   $   10.32   $    10.11
     Income from operations:
          Net investment income (loss) .................................      0.44        0.43         0.39        0.41         0.21
          Net realized and unrealized gain (loss) on investment ........      0.00        0.00         0.00        0.00         0.00
                                                                        ----------  ----------   ----------   ---------   ----------
               Net income (loss) from operations .......................      0.44        0.43         0.39        0.41         0.21
                                                                        ----------  ----------   ----------   ---------   ----------

Accumulation unit value, end of year ...................................$    11.99  $    11.55    $   11.12   $   10.73   $    10.32
                                                                        ==========  ==========    =========   =========   ==========

Total return (a) .......................................................    3.83 %      3.84 %       3.65 %      3.96 %       2.07 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) .......................... $  93,982  $   62,152    $  58,415   $  28,524   $   28,537
     Ratios of net investment income (loss) to average net assets (b) ..    3.72 %      3.78 %       3.57 %      3.89 %       2.26 %

                                                                                             BOND SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$    13.41  $   12.46   $    12.61   $    10.40  $    11.33
     Income from operations:
          Net investment income (loss) .................................      0.60       0.67         0.56         0.64        0.52
          Net realized and unrealized gain (loss) on investment ........      0.44       0.28        (0.71)        1.57       (1.45)
                                                                        ----------  ---------   ----------   ----------  ----------
               Net income (loss) from operations .......................      1.04       0.95        (0.15)        2.21       (0.93)
                                                                        ----------  ---------   ----------   ----------  ----------

Accumulation unit value, end of year ...................................$    14.45  $   13.41   $    12.46   $    12.61  $    10.40
                                                                        ==========  =========   ==========   ==========  ==========

Total return (a) .......................................................    7.80 %     7.64 %      (1.25)%      21.28 %     (8.23)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$   91,784  $  64,376   $   38,055   $   32,772  $   17,614
     Ratios of net investment income (loss) to average net assets (b) ..    4.31 %     5.26 %       4.60 %       5.45 %      4.91 %

                                                                                           GROWTH SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year ............................. $    18.57 $    16.02   $    13.77   $    9.49  $    10.50
     Income from operations:
          Net investment income (loss) .................................     (0.08)       1.87         0.95        1.30       (0.03)
          Net realized and unrealized gain (loss) on investment ........      11.63       0.68         1.30        2.98       (0.98)
                                                                         ---------- ----------   ----------   ---------  ----------
               Net income (loss) from operations .......................      11.55       2.55         2.25        4.28       (1.01)
                                                                         ---------- ----------   ----------   ---------  ----------

Accumulation unit value, end of year ................................... $    30.12 $    18.57   $    16.02   $   13.77  $     9.49
                                                                         ========== ==========   ==========   =========  ==========

Total return (a) .......................................................    62.19 %    15.91 %      16.32 %     45.08 %     (9.58)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $ 826,236 $  432,125   $  317,705   $ 198,139  $  112,383
     Ratios of net investment income (loss) to average net assets (b) ..    (0.33)%    10.53 %       6.21 %     11.07 %     (0.26)%

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GLOBAL SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$   23.92   $    20.43    $    16.22  $    13.36  $    13.52
     Income from operations:
          Net investment income (loss) .................................     0.88         2.85          1.79        0.43        0.53
          Net realized and unrealized gain (loss) on investment ........     5.87         0.64          2.42        2.43      (0.69)
                                                                        ---------   ----------    ----------  ----------  ----------
               Net income (loss) from operations .......................     6.75         3.49          4.21        2.86      (0.16)
                                                                        ---------   ----------    ----------  ----------  ----------

Accumulation unit value, end of year ...................................$   30.67   $    23.92    $    20.43  $    16.22  $    13.36
                                                                        =========   ==========    ==========  ==========  ==========

Total return (a) .......................................................  28.21 %      17.10 %       25.96 %     21.35 %     (1.14)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$ 524,585   $  371,512     $ 227,955  $  111,958  $   95,829
     Ratios of net investment income (loss) to average net assets (b) ..   3.16 %      12.33 %        9.45 %      2.96 %      3.95 %

                                                                                   STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$   18.47   $    15.37   $    13.56   $   11.03  $   11.24
     Income from operations:
          Net investment income (loss) .................................     0.59         1.42         0.94        0.59       0.16
          Net realized and unrealized gain (loss) on investment ........     0.91         1.68         0.87        1.94      (0.37)
                                                                        ---------   ----------   ----------   ---------  ---------
               Net income (loss) from operations .......................     1.50         3.10         1.81        2.53      (0.21)
                                                                        ---------   ----------   ----------   ---------  ---------

Accumulation unit value, end of year ...................................$   19.97   $    18.47   $    15.37   $   13.56  $   11.03
                                                                        =========   ==========   ==========   =========  =========

Total return (a) .......................................................   8.11 %      20.16 %      13.40 %     22.93 %    (1.92)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$ 328,728   $  279,355   $  196,305   $ 101,651  $  71,733
     Ratios of net investment income (loss) to average net assets (b) ..   3.11 %       8.31 %       6.55 %      4.76 %     1.49 %

                                                                                      EMERGING GROWTH SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$    22.94  $    19.15   $    16.34   $    11.29  $   12.35
     Income from operations:
          Net investment income (loss) .................................      0.72        2.00         0.73         0.54     (0.15)
          Net realized and unrealized gain (loss) on investment ........      7.40        1.79         2.08         4.51     (0.91)
                                                                        ---------   ----------   ----------   ---------  ---------
               Net income (loss) from operations .......................      8.12        3.79         2.81         5.05     (1.06)
                                                                        ---------   ----------   ----------   ---------  ---------

Accumulation unit value, end of year ...................................$    31.06  $    22.94   $    19.15   $    16.34  $   11.29
                                                                        ==========  ==========   ==========   ==========  =========

Total return (a) .......................................................   35.42 %     19.77 %      17.23 %      44.75 %    (8.65)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$  381,421  $  258,730   $  179,589   $  105,115  $ 62,615
     Ratios of net investment income (loss) to average net assets (b) ..    2.80 %      9.45 %       3.96 %       3.85 %    (1.33)%

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                      AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$    17.77  $    14.50   $    13.31   $     9.78  $  10.00
     Income from operations:
          Net investment income (loss) .................................      1.17        1.60         0.31         0.40     (0.10)
          Net realized and unrealized gain (loss) on investment ........      7.11        1.67         0.88         3.13     (0.12)
                                                                        ----------  ----------   ----------   ----------  --------
               Net income (loss) from operations .......................      8.28        3.27         1.19         3.53     (0.22)
                                                                        ----------  ----------   ----------   ----------  --------

Accumulation unit value, end of year ...................................$    26.05  $    17.77   $    14.50   $    13.31  $   9.78
                                                                        ==========  ==========   ==========   ==========  ========

Total return (a) .......................................................   46.62 %     22.52 %       8.91 %      36.10 %   (2.18)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$  281,507  $  162,401   $  100,832   $   60,420  $ 11,403
     Ratios of net investment income (loss) to average net assets (b) ..    5.57 %      9.55 %       2.22 %       3.04 %   (1.19)%

                                                                                          BALANCED SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$   13.91  $    12.05   $    11.03   $     9.34  $   10.00
     Income from operations:
          Net investment income (loss) .................................     0.17        1.40         0.30         0.32       0.27
          Net realized and unrealized gain (loss) on investment ........     0.59        0.46         0.72         1.37      (0.93)
                                                                        ---------  ----------   ----------   ----------  ---------
               Net income (loss) from operations .......................     0.76        1.86         1.02         1.69      (0.66)
                                                                        ---------  ----------   ----------   ----------  ---------

Accumulation unit value, end of year ...................................$   14.67  $    13.91   $    12.05   $    11.03  $    9.34
                                                                        =========  ==========   ==========   ==========  =========

Total return (a) .......................................................   5.45 %     15.47 %       9.18 %      18.13 %    (6.61)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$  59,018  $   43,902   $   28,734   $   16,069  $   7,936
     Ratios of net investment income (loss) to average net assets (b) ..   1.19 %     10.72 %       2.69 %       3.16 %     3.48 %

                                                                                       GROWTH & INCOME SUB-ACCOUNT
                                                                                               DECEMBER 31,
                                                                        ------------------------------------------------------------
                                                                           1998        1997         1996         1995         1994
                                                                        ----------  ----------   ----------   ---------   ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$   15.80   $    12.85   $    11.68   $     9.45  $    10.00
     Income from operations:
          Net investment income (loss) .................................     0.66         2.52         0.68         0.47        0.33
          Net realized and unrealized gain (loss) on investment ........   (0.40)         0.43         0.49         1.76      (0.88)
                                                                        ---------   ----------   ----------   ----------  ----------
               Net income (loss) from operations .......................     0.26         2.95         1.17         2.23      (0.55)
                                                                        ---------   ----------   ----------   ----------  ----------

Accumulation unit value, end of year ...................................$   16.06   $    15.80   $    12.85   $    11.68  $     9.45
                                                                        =========   ==========   ==========   ==========  ==========

Total return (a) .......................................................   1.62 %      22.92 %      10.08 %      23.52 %     (5.47)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$  52,148   $   36,591   $   19,972   $   10,086  $    3,786
     Ratios of net investment income (loss) to average net assets (b) ..   4.20 %      18.15 %       5.68 %       4.50 %      4.18 %

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                    TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                                  DECEMBER 31,
                                                                          ------------------------------------------------------
                                                                               1998          1997          1996        1995 (d)
                                                                          -----------   -----------   -----------   ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ............................. $    15.36    $    13.36    $    11.84     $    10.00
     Income from operations:
          Net investment income (loss) .................................       1.43          1.06          0.47           0.82
          Net realized and unrealized gain (loss) on investment ........      (0.38)         0.94          1.05           1.02
                                                                         ----------    ----------    ----------     ----------
               Net income (loss) from operations .......................       1.05          2.00          1.52           1.84
                                                                         ----------    ----------    ----------     ----------

Accumulation unit value, end of year ................................... $    16.41    $    15.36    $    13.36     $    11.84
                                                                         ==========    ==========    ==========     ==========

Total return (a) .......................................................     6.82 %       14.97 %       12.83 %        18.43 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $ 237,896     $ 194,084     $ 125,577      $  72,300
     Ratios of net investment income (loss) to average net assets (b) ..     8.92 %        7.30 %        3.72 %         7.29 %


                                                                               C.A.S.E. GROWTH SUB-ACCOUNT
                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                             1998          1997        1996 (f)
                                                                         -----------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ............................. $    12.22    $    10.77    $    10.00
     Income from operations:
          Net investment income (loss) .................................       1.06          1.34          0.36
          Net realized and unrealized gain (loss) on investment ........      (0.93)         0.11          0.41
                                                                         ----------    ----------    ----------
               Net income (loss) from operations .......................       0.13          1.45          0.77
                                                                         ----------    ----------    ----------

Accumulation unit value, end of year ................................... $    12.35    $    12.22    $    10.77
                                                                         ==========    ==========    ==========

Total return (a) .......................................................     1.05 %       13.43 %        7.73 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $  37,580    $   31,995    $   12,542
     Ratios of net investment income (loss) to average net assets (b) ..     8.79 %       11.31 %        5.46 %


                                                                               GLOBAL SECTOR SUB-ACCOUNT
                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                             1998          1997        1996 (f)
                                                                         -----------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ............................. $    10.72    $    10.51    $    10.00
     Income from operations:
          Net investment income (loss) .................................       0.17          0.69          0.04
          Net realized and unrealized gain (loss) on investment ........       0.72         (0.48)         0.47
                                                                         ----------    ----------    ----------
               Net income (loss) from operations .......................       0.89          0.21          0.51
                                                                         ----------    ----------    ----------

Accumulation unit value, end of year ...................................$     11.61   $    10.72    $    10.51
                                                                        ===========   ==========    ==========

Total return (a) .......................................................     8.31 %       1.99 %        5.09 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) .......................... $   10,131    $  10,344    $    3,509
     Ratios of net investment income (loss) to average net assets (b) ..     1.48 %       6.30 %        0.59 %


   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                                      VALUE EQUITY SUB-ACCOUNT
                                                                                             DECEMBER 31,
                                                                          --------------------------------------------------
                                                                            1998                1997               1996 (f)
                                                                          ---------           ----------           ---------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................  $  13.83            $   11.21            $  10.00
     Income from operations:
          Net investment income (loss) .................................      0.91                 0.08                0.02
          Net realized and unrealized gain (loss) on investment ........     (1.76)                2.54                1.19
                                                                          --------            ---------            --------
               Net income (loss) from operations .......................     (0.85)                2.62                1.21
                                                                          --------            ---------            --------

Accumulation unit value, end of year ...................................  $  12.98             $  13.83            $  11.21
                                                                          ========             ========            ========

Total return (a) .......................................................    (6.10)%             23.30 %             12.13 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................  $ 92,217              $97,272             $23,759
     Ratios of net investment income (loss) to average net assets (b) ..    6.63 %               0.63 %              0.33 %

                                                                               INTERNATIONAL EQUITY
                                                                                    SUB-ACCOUNT
                                                                                    DECEMBER 31,
                                                                            ------------------------------
                                                                               1998              1997 (g)
                                                                            ---------           ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................   $  10.60             $  10.00
     Income from operations:
          Net investment income (loss) .................................      (0.15)               (0.06)
          Net realized and unrealized gain (loss) on investment ........       1.35                 0.66
                                                                           --------             --------
               Net income (loss) from operations .......................       1.20                 0.60
                                                                           --------             --------

Accumulation unit value, end of year ...................................   $  11.80             $  10.60
                                                                           ========             ========

Total return (a) .......................................................    11.28 %               6.01 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................   $ 19,376            $  11,141
     Ratios of net investment income (loss) to average net assets (b) ..    (1.31)%              (0.58)%


                                                                            U.S. EQUITY SUB-ACCOUNT
                                                                                  DECEMBER 31,
                                                                          ------------------------------
                                                                             1998              1997 (g)
                                                                          ---------           ----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................  $  12.53             $  10.00
     Income from operations:
          Net investment income (loss) .................................      0.62                 0.95
          Net realized and unrealized gain (loss) on investment ........      2.03                 1.58
                                                                          --------             --------
               Net income (loss) from operations .......................      2.65                 2.53
                                                                          --------             --------

Accumulation unit value, end of year ...................................  $  15.18             $  12.53
                                                                          ========             ========

Total return (a) .......................................................   21.16 %              25.26 %
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................   $73,456              $26,822
     Ratios of net investment income (loss) to average net assets (b) ..    4.55 %               7.99 %

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                              FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

------------------------------------------------------------------------------------------------------------------------------------

                                                                     THIRD AVENUE VALUE
                                                                        SUB-ACCOUNT
                                                                        DECEMBER 31,
                                                                          1998 (h)
                                                                        -----------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$    10.00
     Income from operations:
          Net investment income (loss) .................................     (0.09)
          Net realized and unrealized gain (loss) on investment ........     (0.72)
                                                                        ----------
               Net income (loss) from operations .......................     (0.81)
                                                                        ----------

Accumulation unit value, end of year ...................................$     9.19
                                                                        ==========

Total return (a) .......................................................   (8.13)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$    9,419
     Ratios of net investment income (loss) to average net assets (b) ..   (1.03)%


                                                                    REAL ESTATE SECURITIES
                                                                          SUB-ACCOUNT
                                                                          DECEMBER 31,
                                                                            1998(i)
                                                                            -------
CLASS B UNITS:
Accumulation unit value, beginning of year .............................$    10.00
     Income from operations:
          Net investment income (loss) .................................     (0.08)
          Net realized and unrealized gain (loss) on investment ........     (1.49)
                                                                        ----------
               Net income (loss) from operations .......................     (1.57)
                                                                        ----------

Accumulation unit value, end of year ...................................$     8.43
                                                                        ==========

Total return (a) .......................................................  (15.73)%
Ratios and supplemental data:
     Net assets at end of year (in thousands) ..........................$    1,324
     Ratios of net investment income (loss) to average net assets (b) ..   (1.41)%

NOTES TO FINANCIAL HIGHLIGHTS:

 * Per unit information has been computed using average units outstanding throughout each year.

(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) The inception date of this Sub-Account was March 1, 1994.
(d) The inception date of this Sub-Account was January 3, 1995.
(e) This Sub-Account option became effective May 1, 1996.
(f) The inception date of this Sub-Account was May 1, 1996.
(g) The inception date of this Sub-Account was January 2, 1997.
(h) The inception date of this Sub-Account was January 2, 1998.

   The notes to the financial statements are an integral part of this report.

                           WRL SERIES ANNUITY ACCOUNT
                       NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Class A"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Class B"). Each contract type contains seventeen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

     The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various managment companies, some of which are affilites of WRL. Each sub-adviser is compensated directly by WRL Management.

     On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $900,000 to the Annuity Account. The respective amounts of the contributions and units received are as follows:

SUB-ACCOUNT                                  CONTRIBUTION        UNITS
-----------                                  ------------        -----
Third Avenue Value - Class A ...........     $   150,000        15,000
Third Avenue Value - Class B ...........     $   150,000        15,000
Real Estate Securities - Class A .......     $   300,000        30,000
Real Estate Securities - Class B .......     $   300,000        30,000

     The Annuity Account sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles, have been consistently applied in the preparation of the Trust's financial statements. The preparation of financial statements required management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

     Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

     The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2. CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

     No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

     On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. SUB-ACCOUNT CHARGES

A daily charge is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. The charge is 1.25% and 1.40% of average daily net assets for Class A and Class B respectively.

                           WRL SERIES ANNUITY ACCOUNT
                  NOTES TO THE FINANCIAL STATEMENTS (Continued)
                                DECEMBER 31, 1998
--------------------------------------------------------------------------------

NOTE 3. DIVIDENDS AND DISTRIBUTIONS

     Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

NOTE 4. SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 1998 are as follows (in thousands):

                                                  PURCHASE        PROCEEDS
SUB-ACCOUNT                                     OF SECURITIES   OF SECURITIES
-----------                                     -------------   -------------
Money Market ...........................        $     367,408  $      325,384
Bond ...................................               73,953          44,732
Growth .................................              211,889         191,220
Global .................................              147,870         113,198
Strategic Total Return .................               67,667          42,974
Emerging Growth ........................               99,470          75,879
Aggressive Growth ......................              106,771          55,391
Balanced ...............................               24,859          10,654
Growth & Income ........................               36,832          16,008
Tactical Asset Allocation ..............               85,336          26,271
C.A.S.E. Growth ........................               24,942          17,980
Global Sector ..........................                3,410           5,344
Value Equity ...........................               61,347          54,729
International Equity ...................               20,250          13,547
U.S. Equity ............................               73,939          27,750
Third Avenue Value Equity (a) ..........               21,084           4,758
Real Estate Securities (b) .............                3,063           1,192

(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.


NOTE 5. OTHER MATTERS

     At December 31, 1998 net unrealized appreciation (depreciation) on investments was as follows (in thousands):


SUB-ACCOUNT
-----------
Money Market ...........................  $      0
Bond ...................................     1,463
Growth .................................   706,637
Global .................................   172,009
Strategic Total Return .................    80,249
Emerging Growth ........................   171,421
Aggressive Growth ......................   106,388
Balanced ...............................     5,588
Growth & Income ........................      (603)
Tactical Asset Allocation ..............     9,010
C.A.S.E. Growth ........................    (4,379)
Global Sector ..........................        84
Value Equity ...........................   (12,843)
International Equity ...................       675
U.S. Equity ............................     7,688
Third Avenue Value Equity ..............      (624)
Real Estate Securities .................       (68)